Pensions and Other Post-employment Benefits - Defined Contribution Pension Plan - Net Earnings and OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DB Pension Plans
Disclosure of defined benefit plans [line items]
Current service cost	$ 0	$ 0
Past service cost	0	3
Interest cost	0	0
Benefit cost	0	3
Actuarial gain – experience	0	0
Actuarial loss – financial assumptions	4	9
Return on plan assets greater than discount rate	(3)	(16)
Remeasurement effects recognized in OCI	1	(7)
OPEB Plans
Disclosure of defined benefit plans [line items]
Current service cost	9	10
Past service cost	0	(29)
Interest cost	6	7
Benefit cost	15	(12)
Actuarial gain – experience	(1)	(1)
Actuarial loss – financial assumptions	14	20
Return on plan assets greater than discount rate	0	0
Remeasurement effects recognized in OCI	$ 13	$ 19